RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended			1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 company	Apr. 30, 2014 company t	Apr. 24, 2014	Mar. 31, 2015 company	Apr. 02, 2010	Sep. 15, 2014	Apr. 23, 2014	Apr. 01, 2015
Related Party Transaction [Line Items]
Management Fee to be Paid Per Annum								2,300,000
Value of share consideration paid in connection with purchase of vessel	38,874,000
Newbuilding installments assumed	548,700,000
Cash paid to acquire SPCs	24,085,000	0	0
Cash acquired upon purchase of SPCs	68,560,000	0	0
Frontline 2012 [Member]
Related Party Transaction [Line Items]
Number of SPCs expected to acquire					25
Capesize drybulk size range					180,000
Value of share consideration paid in connection with purchase of vessel				356,800,000	194,400,000
Noncash or Part Noncash Acquisition, Payables Assumed					150,000,000
Cash acquired upon purchase of SPCs				25,100,000	43,400,000
Number of SPCs acquired				13	5
Karpasia [Member]
Related Party Transaction [Line Items]
Value of share consideration paid in connection with purchase of vessel					38,900,000
Noncash or Part Noncash Acquisition, Payables Assumed					150,000,000
Cash paid to acquire SPCs					24,000,000
Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued as consideration					15,500,000
Common Stock [Member] | Frontline 2012 [Member]
Related Party Transaction [Line Items]
Number of shares issued as consideration				31,000,000	15,500,000.0
Share price (in USD per share)				$ 11.51	$ 12.54				$ 11.51
Common Stock [Member] | Karpasia [Member]
Related Party Transaction [Line Items]
Number of shares issued as consideration				31,000,000	3,100,000.0	3,100,000.0
Share price (in USD per share)					$ 12.54					$ 12.54
Capital Addition Purchase Commitments [Member]
Related Party Transaction [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed				490,000,000
Capital Addition Purchase Commitments [Member] | Karpasia [Member]
Related Party Transaction [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed					150,000,000
Subsequent Event [Member] | Frontline 2012 [Member]
Related Party Transaction [Line Items]
Cash paid to acquire SPCs							36,400,000
Cash acquired upon purchase of SPCs							108,600,000
Number of SPCs acquired							12
Subsequent Event [Member] | Common Stock [Member] | Frontline 2012 [Member]
Related Party Transaction [Line Items]
Number of shares issued as consideration							31,000,000
Subsequent Event [Member] | Capital Addition Purchase Commitments [Member]
Related Party Transaction [Line Items]
Newbuilding installments assumed							935,500,000				936,600,000
Subsequent Event [Member] | Capital Addition Purchase Commitments [Member] | Frontline 2012 [Member]
Related Party Transaction [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed							$ 404,000,000
General Manager [Member]
Related Party Transaction [Line Items]
Management Fee Commissions								1.25%
Management fee commissions on sale of vessels								1.00%
Management fee commissions on cost of vessels purchased								1.00%
Dry Bulk Manager [Member]
Related Party Transaction [Line Items]
Management Fee Commissions								1.25%
Management [Member]
Related Party Transaction [Line Items]
Amended General Management Agreement termination period								5 days
Amended General Management Agreement termination period if material breach								30 days
Amended General Management Agreement termination period to other party								12 months
Amended General Management Agreement Termination percent of issued and outstanding shares held by shareholders								6666.67%